Schedule of Investments (unaudited) March 31, 2020	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 1.6%(a)
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 2.89%, 08/15/30(b)	USD	700	$660,081
LMREC, Inc., Series 2016-CRE2, Class A, (LIBOR USD 1 Month + 1.70%), 3.33%, 11/24/31(b)		13	12,531
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	98,292
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.85%, 04/20/31(b)		500	457,424

Total Asset-Backed Securities — 1.6% (Cost: $1,312,210)			1,228,328

Foreign Government Obligations — 0.3%

Colombia — 0.0%
Titulos de Tesoreria, 7.25%, 10/18/34	COP	10,900	2,653

Panama — 0.3%
Republic of Panama, 4.00%, 09/22/24	USD	200	208,687

Russia — 0.0%
Russian Federation, 8.50%, 09/17/31	RUB	2,242	32,497

Total Foreign Government Obligations — 0.3% (Cost: $250,976)			243,837

Non-Agency Mortgage-Backed Securities — 3.3%

Collateralized Mortgage Obligations — 0.4%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	103	109,039
Series 2018-3, Class MA, 3.50%, 08/25/57		133	140,176
Series 2019-2, Class MA, 3.50%, 08/25/58		77	81,391

			330,606

Commercial Mortgage-Backed Securities — 2.5%
BANK:
Series 2020-BN26, Class A4, 2.40%, 03/15/63		129	127,145
Series 2020-BN26, Class B, 2.91%, 03/15/63(c)		155	130,047
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.29%, 03/15/53		95	93,095
BX Commercial Mortgage Trust, Series 2019- XL, Class D, 2.15%, 10/15/36(a)(c)		287	256,486
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		300	270,876
Commercial Mortgage Trust, Series 2017- PANW, Class A, 3.24%, 10/10/29(a)		440	433,463
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52		85	61,645
Hudson Yards Mortgage Trust, Series 2019- 30HY, Class D, 3.44%, 07/10/39(a)(c)		101	94,204
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, 2.04%, 03/15/37(a)(c)		39	34,809
Morgan Stanley Capital I Trust, Series 2018- SUN, Class A, 1.60%, 07/15/35(a)(c)		145	116,951
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		290	288,991

			1,907,712

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities — 0.4%(c)
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.57%, 06/15/52	USD	1,739	$190,725
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.64%, 10/15/52		1,017	103,418

			294,143

Total Non-Agency Mortgage-Backed Securities — 3.3% (Cost: $2,717,978)			2,532,461

U.S. Government Sponsored Agency Securities — 61.4%

Agency Obligations — 0.8%
Federal Home Loan Bank, 4.00%, 04/10/28		500	616,042

Collateralized Mortgage Obligations — 1.8%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4901, Class BF, (LIBOR USD 1 Month + 0.40%), 1.10%, 07/25/49(b)		225	222,332
Federal National Mortgage Association, Series 2011-8, Class ZA, 4.00%, 02/25/41		205	226,134
Federal National Mortgage Association Variable Rate Notes, Series 2019-39, Class LF, (LIBOR USD 1 Month + 0.45%), 1.40%, 08/25/49(b)		199	197,288
Government National Mortgage Association Variable Rate Notes:
Series 2014-107, Class WX, 6.81%, 07/20/39(c)		128	151,858
Series 2019-21, Class FL, (LIBOR USD 1 Month + 0.45%), 1.22%, 02/20/49(b)		291	288,847
Series 2019-89, Class FH, (LIBOR USD 1 Month + 0.40%), 1.17%, 07/20/49(b)		294	291,787

			1,378,246

Commercial Mortgage-Backed Securities — 2.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 01/25/28		100	115,243
Federal Home Loan Mortgage Corp. Variable Rate Notes(c):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		221	230,530
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		182	190,855
Series K081, Class A2, 3.90%, 08/25/28		296	352,663
Series K082, Class A2, 3.92%, 09/25/28		200	237,370
Series K084, Class A2, 3.78%, 10/25/28		186	218,216
Series K085, Class A2, 4.06%, 10/25/28		204	243,812
Series K086, Class A2, 3.86%, 11/25/28		220	260,794
Federal National Mortgage Association ACES, Series 2020-M5, Class A2, 2.21%, 01/25/30		280	290,034
Government National Mortgage Association, Series 2019-7, Class V, 3.00%, 05/16/35		22	23,111

			2,162,628

Interest Only Commercial Mortgage-Backed Securities — 1.0%
Federal Home Loan Mortgage Corp., Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		20,776	26,753
Government National Mortgage Association Variable Rate Notes(c):
Series 2002-83, 0.00%, 10/16/42		886	1
Series 2003-17, 0.00%, 03/16/43		1,008	40
Series 2003-109, 0.00%, 11/16/43		1,666	65
Series 2016-22, 0.77%, 11/16/55		2,522	118,442
Series 2016-45, 0.98%, 02/16/58		1,771	109,212
Series 2016-92, 0.96%, 04/16/58		621	38,466
Series 2016-113, 1.15%, 02/16/58		1,349	102,092
Series 2016-151, 1.07%, 06/16/58		929	63,838

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-30, 0.71%, 08/16/58	USD	682	$34,757
Series 2017-44, 0.70%, 04/17/51		735	36,975
Series 2017-53, 0.69%, 11/16/56		1,990	98,992
Series 2017-61, 0.76%, 05/16/59		499	30,558
Series 2017-64, 0.70%, 11/16/57		796	44,180
Series 2017-72, 0.68%, 04/16/57		1,295	69,276

			773,647

Mortgage-Backed Securities — 54.9%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		195	203,429
3.00%, 09/01/27 - 12/01/46		480	507,023
3.50%, 04/01/31 - 01/01/48		641	686,776
4.00%, 08/01/40 - 12/01/45		229	249,414
4.50%, 02/01/39 - 07/01/47		228	249,837
5.00%, 10/01/41 - 11/01/41		150	165,816
5.50%, 06/01/41		101	114,820
8.00%, 12/01/29 - 07/01/30		22	25,899
Federal National Mortgage Association:
3.00%, 02/01/44		66	70,231
3.50%, 11/01/46		179	192,534
4.00%, 01/01/41		10	10,415
Government National Mortgage Association:
2.50%, 04/15/50(d)		231	241,413
3.00%, 02/15/45 - 12/20/46		1,761	1,885,240
3.00%, 04/15/50(d)		601	635,299
3.50%, 01/15/42 - 10/20/46		2,474	2,637,483
3.50%, 04/15/50(d)		561	591,289
4.00%, 09/20/40 - 01/15/48		742	799,185
4.00%, 04/15/50(d)		601	637,944
4.50%, 12/20/39 - 12/20/49		1,391	1,521,385
4.50%, 04/15/50(d)		223	236,659
5.00%, 12/15/38 - 07/20/42		94	104,248
5.00%, 04/15/50(d)		126	134,032
5.50%, 01/15/34		483	548,704
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		115	118,099
2.00%, 04/25/35(d)		14	14,373
2.50%, 04/01/30 - 02/01/33		646	673,900
2.50%, 04/25/35 - 04/25/50(d)		3,472	3,597,054
3.00%, 04/01/29 - 03/01/47		3,808	4,024,787
3.00%, 04/25/35 - 04/25/50(d)		1,799	1,884,962
3.50%, 04/01/29 - 01/01/48		2,481	2,660,447
3.50%, 04/25/35 - 04/25/50(d)		5,799	6,128,337
4.00%, 01/01/26 - 03/01/50		2,735	2,967,595
4.00%, 04/25/50(d)		3,573	3,810,307
4.50%, 05/01/24 - 05/01/48		465	507,456
4.50%, 04/25/50(d)		2,275	2,448,024
5.00%, 09/01/35 - 08/01/41		205	226,616
5.00%, 04/25/50(d)		3	3,236
5.50%, 05/01/34 - 12/01/39		203	229,827
6.00%, 04/01/35 - 06/01/41		234	269,359
6.50%, 05/01/40		42	48,839

			42,062,293

Total U.S. Government Sponsored Agency Securities — 61.4% (Cost: $45,689,679)			46,992,856

U.S. Treasury Obligations — 45.2%
U.S. Treasury Bonds:
4.25%, 05/15/39		170	264,416
4.50%, 08/15/39		170	272,445
4.38%, 11/15/39		170	269,304
3.13%, 02/15/43		660	903,994
2.88%, 05/15/43 - 11/15/46		1,290	1,723,417
3.63%, 08/15/43		660	974,377

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
3.75%, 11/15/43	USD	660	$993,609
3.00%, 02/15/48		630	874,617
2.25%, 08/15/49		895	1,090,327
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24		5,898	5,983,050
0.13%, 10/15/24		898	908,531
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25		4,100	4,239,443
2.50%, 12/31/20		1,890	1,924,551
1.75%, 07/31/21 - 07/31/24		3,965	4,142,939
2.13%, 12/31/22 - 05/15/25		3,910	4,189,343
2.75%, 05/31/23		1,260	1,357,404
1.50%, 08/15/26		1,830	1,942,731
2.25%, 08/15/27		1,260	1,413,710
2.88%, 08/15/28		380	449,350
3.13%, 11/15/28		380	458,746
1.63%, 08/15/29		215	233,351

Total U.S. Treasury Obligations — 45.2% (Cost: $31,623,238)			34,609,655

Total Long-Term Investments — 111.8% (Cost: $81,594,081)			85,607,137

	Shares
Short-Term Securities — 13.9%

Money Market Funds — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(e)*		2,625,109	2,625,109

Total Money Market Funds — 3.4% (Cost: $2,625,109)			2,625,109

		Par
	(000)

U.S. Government Sponsored Agency Securities — 10.5%
Federal Home Loan Bank Discount Notes, 0.01%, 07/20/20(f)		8,000	7,997,800

Total U.S. Government Sponsored Agency Securities — 10.5% (Cost: $7,999,755)			7,997,800

Total Short-Term Securities — 13.9% (Cost: $10,624,864)			10,622,909

Total Options Purchased — 0.0% (Cost: $18,339)			1,646

Total Investments Before Options Written and TBA Sale Commitments — 125.7% (Cost: $92,237,284)			96,231,692

Total Options Written — (0.4)% (Premium Received — $44,601)			(252,936)

TBA Sale Commitments — (15.7)%(d)

Mortgage-Backed Securities — (15.7)%
Government National Mortgage Association:
2.50%, 04/15/50		45	(47,029)
3.00%, 04/15/50		245	(258,982)
3.50%, 04/15/50		413	(434,799)
4.50%, 04/15/50		459	(487,114)
Uniform Mortgage-Backed Securities:
2.00%, 04/25/35		14	(14,373)

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 04/25/35 - 04/25/50	USD	3,276	$(3,393,866)
3.00%, 04/25/35 - 04/25/50		1,368	(1,433,047)
3.50%, 04/25/35 - 04/25/50		2,776	(2,933,454)
4.00%, 04/25/35 - 04/25/50		2,594	(2,764,681)
5.50%, 04/25/50		88	(96,322)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 04/25/50	USD	160	$(177,231)

Total TBA Sale Commitments — (15.7)% (Proceeds: $11,922,302)			(12,040,898)

Total Investments Net of Options Written and TBA Sale Commitments — 109.6% (Cost: $80,270,381)			83,937,858

Liabilities in Excess of Other Assets — (9.6)%			(7,353,844)

Net Assets — 100.0%			$76,584,014

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Represents or includes a TBA transaction.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,258,784	1,366,325	—	2,625,109	$2,625,109	$5,582	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	19	06/19/20	$2,635	$13,322
U.S. Treasury 10 Year Ultra Note	2	06/19/20	312	2,294
U.S. Treasury Long Bond	6	06/19/20	1,074	16,605
U.S. Treasury Ultra Bond	9	06/19/20	1,997	56,210
U.S. Treasury 2 Year Note	71	06/30/20	15,647	5,256

				93,687

Short Contracts
U.S. Treasury 5 Year Note	21	06/30/20	2,633	(1,180)

				$92,507

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,000	BRL	47,988	Citibank NA	04/02/20	$765
USD	413,732	EUR	369,000	UBS AG	04/03/20	6,750
RUB	786,796	USD	10,000	Goldman Sachs International	04/13/20	13
USD	10,000	KRW	11,890,800	Barclays Bank plc	04/13/20	234
USD	10,000	ZAR	161,780	Bank of America NA	04/14/20	972
AUD	10,000	USD	6,055	Goldman Sachs International	04/27/20	97
USD	10,000	CAD	14,037	Goldman Sachs International	04/27/20	23
USD	2,728	COP	11,073,000	Natwest Markets plc	06/16/20	17
AUD	305,548	CAD	260,007	Citibank NA	06/17/20	3,090
AUD	260,000	CAD	221,200	JPMorgan Chase Bank NA	06/17/20	2,663
CNH	1,469,762	USD	207,000	JPMorgan Chase Bank NA	06/17/20	36
CNY	1,282,113	USD	180,000	HSBC Bank plc	06/17/20	603
GBP	532,080	EUR	584,000	Natwest Markets plc	06/17/20	15,795
USD	756,000	CNY	5,305,457	Citibank NA	06/17/20	8,654
USD	109,174	RUB	7,386,161	Citibank NA	06/17/20	15,705

						55,417

BRL	46,539	USD	10,000	JPMorgan Chase Bank NA	04/02/20	(1,043)
KRW	12,026,000	USD	10,000	BNP Paribas SA	04/13/20	(123)
MXN	233,665	USD	10,000	UBS AG	04/13/20	(171)
RUB	775,350	USD	10,000	Goldman Sachs International	04/13/20	(133)
USD	10,000	KRW	12,290,100	Deutsche Bank AG	04/13/20	(94)
USD	10,000	RUB	804,700	Citibank NA	04/13/20	(241)
ZAR	161,507	USD	10,000	HSBC Bank plc	04/14/20	(987)
USD	10,999	EUR	10,000	Bank of America NA	04/16/20	(36)
USD	11,019	EUR	10,000	JPMorgan Chase Bank NA	04/16/20	(16)
ZAR	161,355	USD	10,000	State Street Bank and Trust Co.	04/17/20	(1,000)
USD	10,000	COP	40,675,000	Natwest Markets plc	04/20/20	—
CNY	70,883	USD	10,000	Natwest Markets plc	04/24/20	(8)
KZT	381,500	USD	1,000	Citibank NA	04/24/20	(159)
KZT	384,000	USD	1,000	Goldman Sachs International	04/24/20	(154)
USD	6,055	AUD	10,000	JPMorgan Chase Bank NA	04/27/20	(97)
CNY	979,455	USD	138,000	Bank of America NA	06/17/20	(30)
CNY	1,634,348	USD	231,000	HSBC Bank plc	06/17/20	(780)
JPY	1,051,852	USD	10,000	Deutsche Bank AG	06/17/20	(185)
RUB	405,000	USD	5,307	Bank of America NA	06/17/20	(182)
RUB	1,990,000	USD	26,696	Barclays Bank plc	06/17/20	(1,513)
RUB	1,252,869	USD	16,661	Credit Suisse International	06/17/20	(806)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	216,788	USD	2,833	Goldman Sachs International	06/17/20	$(90)

						(7,848)

Net Unrealized Appreciation						$47,569

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap(a)	2.11%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	2.11%	USD	1,800	$573

(a)	Forward settling swaption.

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y-10Y CMS Index Cap	0.50%	Citibank NA	05/06/20	USD	6,834	$1,073	$2,563	$(1,490)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury 10 Year Note	4	05/22/20	USD	133.50	USD	400	$(21,750)
U.S. Treasury 10 Year Note	7	05/22/20	USD	136.50	USD	700	(19,469)
U.S. Treasury 10 Year Note	12	05/22/20	USD	132.50	USD	1,200	(76,688)

							$(117,907)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	1.89%	Semi-Annual	Citibank NA	05/01/20	1.89%	USD	4,300	$(127,495)
10-Year Interest Rate Swap(a)	3 month LIBOR	Quarterly	0.35%	Semi-Annual	Deutsche Bank AG	09/30/20	0.35	USD	600	(6,073)

										(133,568)

Put
2-Year Interest Rate Swap(a)	0.60%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/25/20	0.60	USD	4,600	(1,461)

										$(135,029)

(a)	Forward settling swaption.

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond V.I. Fund

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency		Notional Amount (000)
1.37%	Semi-Annual	3 month LIBOR	Quarterly	11/30/20	USD	2,470	$(16,966)	$—	$(16,966)
3 month LIBOR	Quarterly	1.37%	Semi-Annual	11/30/20	USD	1,350	9,273	12,014	(2,741)
28 day MXIBTIIE	Monthly	6.88%	Monthly	12/15/20	MXN	1,043	287	—	287
28 day MXIBTIIE	Monthly	6.88%	Monthly	12/16/20	MXN	2,018	556	—	556
3 month LIBOR	Quarterly	2.38%	Semi-Annual	05/03/21	USD	1,460	37,947	—	37,947
28 day MXIBTIIE	Monthly	6.52%	Monthly	12/14/21	MXN	1,583	832	—	832
28 day MXIBTIIE	Monthly	6.51%	Monthly	12/15/21	MXN	1,349	701	—	701
28 day MXIBTIIE	Monthly	7.00%	Monthly	08/11/22	MXN	669	778	—	778
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	321	(427)	—	(427)
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	424	(560)	—	(560)
28 day MXIBTIIE	Monthly	6.77%	Monthly	03/09/23	MXN	704	730	—	730
28 day MXIBTIIE	Monthly	6.36%	Monthly	03/23/23	MXN	1,468	843	—	843
3 month LIBOR	Quarterly	2.61%	Semi-Annual	02/07/24	USD	700	58,555	—	58,555
2.71%	Semi-Annual	3 month LIBOR	Quarterly	03/18/24	USD	1,700	(154,045)	—	(154,045)
28 day MXIBTIIE	Monthly	6.73%	Monthly	08/09/24	MXN	226	199	—	199
28 day MXIBTIIE	Monthly	6.67%	Monthly	08/12/24	MXN	496	388	—	388
28 day MXIBTIIE	Monthly	6.72%	Monthly	08/13/24	MXN	427	366	—	366
28 day MXIBTIIE	Monthly	6.59%	Monthly	11/08/24	MXN	314	170	—	170
2.85%	Semi-Annual	3 month LIBOR	Quarterly	12/21/28	USD	300	(58,583)	—	(58,583)
3 month LIBOR	Quarterly	1.45%	Semi-Annual	08/19/29	USD	200	13,734	—	13,734
3 month LIBOR	Quarterly	1.47%	Semi-Annual	09/09/29	USD	200	14,590	—	14,590
1.59%	Semi-Annual	3 month LIBOR	Quarterly	09/12/29	USD	150	(12,706)	—	(12,706)
1.61%	Semi-Annual	3 month LIBOR	Quarterly	10/01/29	USD	400	(35,265)	—	(35,265)
28 day MXIBTIIE	Monthly	7.14%	Monthly	03/15/30	MXN	464	192	—	192
1.66%	Semi-Annual	3 month LIBOR	Quarterly	03/16/30	USD	1,400	(132,502)	—	(132,502)

							$(270,913)	$12,014	$(282,927)

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund							Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date		Notional Amount (000)	Value
1 day BZDIOVER	At Termination	4.53%	At Termination	UBS AG	01/03/22	BRL	511	$822	$—	$822
1 day BZDIOVER	At Termination	5.69%	At Termination	UBS AG	01/03/22	BRL	230	1,269	—	1,269
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	640	(154)	—	(154)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	810	220	—	220
1 day BZDIOVER	At Termination	7.20%	At Termination	Citibank NA	01/04/27	BRL	133	(491)	—	(491)
1 day BZDIOVER	At Termination	7.40%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	122	222	—	222
1 day BZDIOVER	At Termination	7.45%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	44	108	—	108
1 day BZDIOVER	At Termination	7.52%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	22	74	—	74
1 day BZDIOVER	At Termination	7.55%	At Termination	Citibank NA	01/04/27	BRL	87	330	—	330

								$2,400	$—	$2,400

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond V.I. Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	6.71
3 month LIBOR	London Interbank Offered Rate	1.45

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

RUB	New Russian Ruble

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

TBA	To-be-announced

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock U.S. Government Bond V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$85,607,137	$—	$85,607,137
Short-Term Securities:
Money Market Funds	2,625,109	—	—	2,625,109
U.S. Government Sponsored Agency Securities	—	7,997,800	—	7,997,800
Options Purchased:
Interest rate contracts	—	1,646	—	1,646
Liabilities:
Investments:
TBA Sale Commitments	—	(12,040,898)	—	(12,040,898)

	$2,625,109	$81,565,685	$—	$84,190,794

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$55,417	$—	$55,417
Interest rate contracts	93,687	133,913	—	227,600
Liabilities:
Foreign currency exchange contracts	—	(7,848)	—	(7,848)
Interest rate contracts	(119,087)	(549,469)	—	(668,556)

	$(25,400)	$(367,987)	$—	$(393,387)

(a)	See above Schedule of Investments for values in each security type or country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

8